Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2016
Pension and other post-retirement benefits
24 Pension and other post-retirement benefits
> Refer to “Note 25 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q16 and “Note 30 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.
The Bank expects to contribute CHF 241 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2016. As of the end of 6M16, CHF 226 million of contributions had been made.
Components of total benefit costs
in	6M16	6M15
Total benefit costs (CHF million)
Service costs on benefit obligation	11	11
Interest costs on benefit obligation	69	66
Expected return on plan assets	(88)	(95)
Amortization of recognized prior service cost/(credit)	0	(11)
Amortization of recognized actuarial losses	28	45
Total benefit costs	20	16